Convertible Debt - Schedule of Debt Issuance Liability (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total Net Debt Issuance		$ 9,133
Group A [Member]
Debt Instrument [Line Items]
Total Net Debt Issuance
Group B [Member]
Debt Instrument [Line Items]
Total Net Debt Issuance
Group C [Member]
Debt Instrument [Line Items]
Total Net Debt Issuance		9,133
Group D [Member]
Debt Instrument [Line Items]
Total Net Debt Issuance
Group E [Member]
Debt Instrument [Line Items]
Total Net Debt Issuance
Group F [Member]
Debt Instrument [Line Items]
Total Net Debt Issuance